E3 Associated companies (Tables)	12 Months Ended
Dec. 31, 2018
Investments accounted for using equity method [abstract]
Equity in Associated Companies

Equity in associated companies

	2018	2017
Opening balance	624	775
Investments	64	—
Share in earnings	58	24
Distribution of capital stock	—	–95
Taxes	–5	–3
Dividends	–30	–77
Divested business	–114	—
Translation difference	14	—

Closing balance	611	624